Cash, Restricted Cash and Investments (FY) (Tables)	12 Months Ended
Dec. 31, 2024
Cash, Restricted Cash and Investments [Abstract]
Schedule of Cash and Restricted Cash
The following presents the Company’s cash and restricted cash:

Amounts in (000's)	December 31, 2024	December 31, 2023
Cash	$582	$953
Restricted cash:
Cash collateral	34	159
HUD and other replacement reserves	1,992	2,125
Escrow deposits	546	630
Restricted investments for debt obligations	318	317
Total restricted cash	2,890	3,231
Total cash and restricted cash	$3,472	$4,184